SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		6 Months Ended			21 Months Ended
	May 01, 2016 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Product Information [Line Items]
Net loss		$ 42,489		$ 315,159
Net cash (used in) provided by operating activities		48,033		(246,908)
Net current liability		703,705
Total equity		$ 485,101		454,845		$ 435,343	$ 128,463
Value added tax description		RMB 100,000 are exempted from VAT; and for the small-scale taxpayers with monthly sales of above RMB 100,000
Deferred revenue		$ 194,357		178,976
Revenue		$ 677,491		$ 412,653
Recognition of revenue, percentage		43.00%	43.00%
Cash and cash equivalents rate		100.00%		100.00%
Revenue, description of timing		revenue increased by only 8% compared with the first half of 2022	revenue increased by only 8% compared with the first half of 2022
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration of credit risk		10.00%	10.00%	10.00%
Maximum [Member]
Product Information [Line Items]
Tax rate		1.00%	1.00%
Minimum [Member]
Product Information [Line Items]
Tax rate		3.00%	3.00%
Valued Added Tax [Member]
Product Information [Line Items]
Revenue | ¥	¥ 100,000
VAT rate description	VAT small-scale taxpayers are subject to a VAT rate of 3%	3% to 1%	3% to 1%
Tax rate for assessable income		3.00%	3.00%
Income tax percentage, small-scale taxpayers		6.00%	6.00%
Income tax percentage, exempt from VAT payments		1.00%	1.00%	3.00%
Valued Added Tax [Member] | Maximum [Member]
Product Information [Line Items]
VAT monthly small scale | ¥			¥ 100,000
Valued Added Tax [Member] | Minimum [Member]
Product Information [Line Items]
VAT monthly small scale | ¥			¥ 100,000		¥ 150,000
Conference and exhibition planning [Member]
Product Information [Line Items]
Revenue		$ 288,285		$ 96,686
Recognition of revenue, percentage		45.00%	45.00%	43.00%
Consulting Service [Member]
Product Information [Line Items]
Revenue		$ 1,499		$ 18,248
Recognition of revenue, percentage		0.22%	0.22%	4.00%
Human Resource Outsourcing [Member]
Product Information [Line Items]
Revenue		$ 197,913		$ 24.63
Recognition of revenue, percentage		29.00%	29.00%	0.006%
Financial Support, Capital Contributions [Member]
Product Information [Line Items]
Revenue		$ 232,304